Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Bank accounts	$ 925,055	$ 3,295,805
Short-term investments	1,004,117	2,093,374
Cash	739	749
Total cash and cash equivalents	$ 1,929,911	$ 5,389,928